November 20, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Aberdeen Funds
Post-Effective Amendment No. 82
Securities Act File No. 333-146680
Investment Company Act File No. 811-22132

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), on behalf of Aberdeen Funds (the “Trust”), the undersigned hereby certifies that:

(1)         the forms of Prospectus and Statement of Additional Information for the Aberdeen Focused U.S. Equity Fund, a series of the Trust, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 82 to the Trust’s Registration Statement on Form N-1A (the “Amendment”); and

(2)         the text of the Amendment was filed electronically with the Securities and Exchange Commission on November 15, 2017 and became effective on November 15, 2017.

If you have any questions regarding this certification, please contact me at 215-405-5724.

Sincerely,

/s/ Katherine Corey
Katherine Corey

cc:	Lucia Sitar, Aberdeen Asset Management Inc.
Rose DiMartino, Willkie Farr & Gallagher LLP
Elliot Gluck, Willkie Farr & Gallagher LLP

Aberdeen Asset Management Inc.

1735 Market Street, 32nd floor, Philadelphia PA 19103

Telephone: (215) 405-5700

Aberdeen Asset Management Inc. is an Investment Adviser registered with the US Securities and Exchange Commission under the Investment Advisers Act of 1940.  Member of Aberdeen Asset Management Group of Companies.

“Aberdeen” is a U.S. Registered service mark of Aberdeen Asset Management PLC.